Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000089840 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000089840 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000089840 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000089840 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	83.30%
C000089840 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000089840 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000089840 | International Debt
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000089840 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000089840 | Non-US Bonds
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000089840 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000089841 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000089841 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000089841 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000089841 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	83.30%
C000089841 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000089841 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000089841 | International Debt
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000089841 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000089841 | Non-US Bonds
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000089841 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000178390 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000178390 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000178390 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000178390 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	83.30%
C000178390 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000178390 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000178390 | International Debt
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000178390 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000178390 | Non-US Bonds
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000178390 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000089843 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000089843 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000089843 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000089843 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	83.30%
C000089843 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000089843 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000089843 | International Debt
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000089843 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000089843 | Non-US Bonds
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000089843 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000089839 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000089839 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000089839 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000089839 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	83.30%
C000089839 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000089839 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000089839 | International Debt
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000089839 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000089839 | Non-US Bonds
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000089839 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000192625 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000192625 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000192625 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000192625 | Long-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	94.40%
C000192625 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000192625 | United States Government Treasuries
Holdings [Line Items]
Percent of Net Asset Value	71.30%
C000192625 | United States Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000192625 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000192624 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000192624 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000192624 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000192624 | Long-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	94.40%
C000192624 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000192624 | United States Government Treasuries
Holdings [Line Items]
Percent of Net Asset Value	71.30%
C000192624 | United States Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000192624 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000192626 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000192626 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000192626 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000192626 | Long-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	94.40%
C000192626 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000192626 | United States Government Treasuries
Holdings [Line Items]
Percent of Net Asset Value	71.30%
C000192626 | United States Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000192626 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000066911 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000066911 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000066911 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000066911 | Long-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	79.50%
C000066911 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000066911 | International Debt
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000066911 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000066911 | Non-US Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000066911 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000066911 | United States Government Treasuries
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000066912 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000066912 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000066912 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000066912 | Long-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	79.50%
C000066912 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000066912 | International Debt
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000066912 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000066912 | Non-US Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000066912 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000066912 | United States Government Treasuries
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000178355 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000178355 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000178355 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000178355 | Long-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	79.50%
C000178355 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000178355 | International Debt
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000178355 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000178355 | Non-US Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000178355 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000178355 | United States Government Treasuries
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000166202 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000166202 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000166202 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000166202 | Long-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	79.50%
C000166202 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000166202 | International Debt
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000166202 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000166202 | Non-US Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000166202 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000166202 | United States Government Treasuries
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000066913 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000066913 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000066913 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000066913 | Long-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	79.50%
C000066913 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000066913 | International Debt
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000066913 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000066913 | Non-US Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000066913 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000066913 | United States Government Treasuries
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000004307 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000004307 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000004307 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000004307 | Long-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	79.50%
C000004307 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000004307 | International Debt
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000004307 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000004307 | Non-US Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000004307 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000004307 | United States Government Treasuries
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000089691 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(10.30%)
C000089691 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000089691 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000089691 | Long-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	92.90%
C000089691 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000089691 | International Debt
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000089691 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000089691 | Non-US Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000089691 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000089691 | United States Government Treasuries
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000053055 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(10.30%)
C000053055 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000053055 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000053055 | Long-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	92.90%
C000053055 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000053055 | International Debt
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000053055 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000053055 | Non-US Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000053055 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000053055 | United States Government Treasuries
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000178345 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(10.30%)
C000178345 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000178345 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000178345 | Long-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	92.90%
C000178345 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000178345 | International Debt
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000178345 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000178345 | Non-US Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000178345 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000178345 | United States Government Treasuries
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000166200 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(10.30%)
C000166200 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000166200 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000166200 | Long-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	92.90%
C000166200 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000166200 | International Debt
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000166200 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000166200 | Non-US Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000166200 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000166200 | United States Government Treasuries
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000053056 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(10.30%)
C000053056 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000053056 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000053056 | Long-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	92.90%
C000053056 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000053056 | International Debt
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000053056 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000053056 | Non-US Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000053056 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000053056 | United States Government Treasuries
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000004301 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(10.30%)
C000004301 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000004301 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000004301 | Long-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	92.90%
C000004301 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000004301 | International Debt
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000004301 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000004301 | Non-US Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004301 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000004301 | United States Government Treasuries
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000043470 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000043470 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000043470 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000043470 | Long-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	84.40%
C000043470 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000043470 | International Debt
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000043470 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000043470 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000043470 | United States Government Treasuries
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000043470 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000004337 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000004337 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000004337 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000004337 | Long-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	84.40%
C000004337 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000004337 | International Debt
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000004337 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000004337 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000004337 | United States Government Treasuries
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000004337 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000178370 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000178370 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000178370 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000178370 | Long-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	84.40%
C000178370 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000178370 | International Debt
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000178370 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000178370 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000178370 | United States Government Treasuries
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000178370 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000166204 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000166204 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000166204 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000166204 | Long-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	84.40%
C000166204 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000166204 | International Debt
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000166204 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000166204 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000166204 | United States Government Treasuries
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000166204 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000004336 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000004336 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000004336 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000004336 | Long-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	84.40%
C000004336 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000004336 | International Debt
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000004336 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000004336 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000004336 | United States Government Treasuries
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000004336 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066918 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000066918 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000066918 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000066918 | Long-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	84.40%
C000066918 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000066918 | International Debt
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000066918 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000066918 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000066918 | United States Government Treasuries
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000066918 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000155368 | Florida
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000155368 | New York
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000155368 | California
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000155368 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000155368 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000155368 | Texas
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000155368 | Washington
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000155368 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000155368 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000155368 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000155368 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000155368 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000155368 | Long-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	95.40%
C000155368 | Other-State
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000155369 | Florida
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000155369 | New York
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000155369 | California
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000155369 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000155369 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000155369 | Texas
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000155369 | Washington
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000155369 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000155369 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000155369 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000155369 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000155369 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000155369 | Long-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	95.40%
C000155369 | Other-State
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000178433 | Florida
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000178433 | New York
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000178433 | California
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000178433 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000178433 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000178433 | Texas
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000178433 | Washington
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000178433 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000178433 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000178433 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000178433 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000178433 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000178433 | Long-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	95.40%
C000178433 | Other-State
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000155371 | Florida
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000155371 | New York
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000155371 | California
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000155371 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000155371 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000155371 | Texas
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000155371 | Washington
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000155371 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000155371 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000155371 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000155371 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000155371 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000155371 | Long-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	95.40%
C000155371 | Other-State
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000089692 | Florida
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000089692 | New York
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000089692 | California
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000089692 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000089692 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000089692 | Texas
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000089692 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000089692 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000089692 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000089692 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000089692 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089692 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000089692 | Long-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000089692 | Other-State
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000004331 | Florida
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000004331 | New York
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000004331 | California
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000004331 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000004331 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004331 | Texas
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000004331 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004331 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004331 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004331 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004331 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004331 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000004331 | Long-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000004331 | Other-State
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000178365 | Florida
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000178365 | New York
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000178365 | California
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000178365 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000178365 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000178365 | Texas
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000178365 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000178365 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000178365 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000178365 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000178365 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000178365 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000178365 | Long-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000178365 | Other-State
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000004330 | Florida
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000004330 | New York
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000004330 | California
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000004330 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000004330 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004330 | Texas
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000004330 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004330 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004330 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004330 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004330 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004330 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000004330 | Long-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000004330 | Other-State
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000089834 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000089834 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000089834 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000089834 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000089835 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000089835 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000089835 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000089835 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000178385 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000178385 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000178385 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000178385 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000089837 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000089837 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000089837 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000089837 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000089838 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000089838 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000089838 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000089838 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000043465 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000043465 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000043465 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000043465 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004270 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000004270 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000004270 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004270 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000178325 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000178325 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000178325 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000178325 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000166197 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000166197 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000166197 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000166197 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004269 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000004269 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000004269 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004269 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000066901 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066901 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000066901 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000066901 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000152724 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000152724 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	51.50%
C000152724 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000152724 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	48.50%
C000152724 | Long-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000152724 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000152724 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000152724 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000152724 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000152724 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000152724 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000152724 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000152724 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000152724 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000152724 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000152725 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000152725 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	51.50%
C000152725 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000152725 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	48.50%
C000152725 | Long-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000152725 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000152725 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000152725 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000152725 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000152725 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000152725 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000152725 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000152725 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000152725 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000152725 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000178428 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000178428 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	51.50%
C000178428 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000178428 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	48.50%
C000178428 | Long-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000178428 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000178428 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000178428 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000178428 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000178428 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000178428 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000178428 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000178428 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000178428 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000178428 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000152727 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000152727 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	51.50%
C000152727 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000152727 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	48.50%
C000152727 | Long-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000152727 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000152727 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000152727 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000152727 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000152727 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000152727 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000152727 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000152727 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000152727 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000152727 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000152728 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000152728 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	51.50%
C000152728 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000152728 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	48.50%
C000152728 | Long-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000152728 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000152728 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000152728 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000152728 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000152728 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000152728 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000152728 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000152728 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000152728 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000152728 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000174738 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000174738 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	64.70%
C000174738 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000174738 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000174738 | Long-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000174738 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000174738 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000174738 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000174738 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000174738 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000174738 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000174738 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000174738 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000174738 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174738 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174739 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000174739 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	64.70%
C000174739 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000174739 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000174739 | Long-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000174739 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000174739 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000174739 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000174739 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000174739 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000174739 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000174739 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000174739 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000174739 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174739 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000178443 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000178443 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	64.70%
C000178443 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000178443 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000178443 | Long-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000178443 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000178443 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000178443 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000178443 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000178443 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000178443 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000178443 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000178443 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000178443 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000178443 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174742 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000174742 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	64.70%
C000174742 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000174742 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000174742 | Long-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000174742 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000174742 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000174742 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000174742 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000174742 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000174742 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000174742 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000174742 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000174742 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174742 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174743 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000174743 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	64.70%
C000174743 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000174743 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000174743 | Long-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000174743 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000174743 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000174743 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000174743 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000174743 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000174743 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000174743 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000174743 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000174743 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174743 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%